SUBSEQUENT EVENTS (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		1 Months Ended			0 Months Ended																0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Aug. 31, 2012 Liyuan USD ($)	Aug. 31, 2012 Liyuan Minimum	Aug. 31, 2012 Liyuan Maximum	Jan. 09, 2014 Subsequent event Short-term loan entered into, January 9, 2014 Agricultural Bank of China USD ($)	Jan. 09, 2014 Subsequent event Short-term loan entered into, January 9, 2014 Agricultural Bank of China CNY	Jan. 11, 2014 Subsequent event Short-term loan entered into, January 10, 2014 Agricultural Bank of China USD ($)	Jan. 11, 2014 Subsequent event Short-term loan entered into, January 10, 2014 Agricultural Bank of China CNY	Jan. 14, 2014 Subsequent event Long-term loan entered into, January 14, 2014 Rural Credit Cooperative Union USD ($)	Jan. 14, 2014 Subsequent event Long-term loan entered into, January 14, 2014 Rural Credit Cooperative Union CNY	Mar. 05, 2014 Subsequent event Long-term loan entered into, March 5, 2014 Bank of China USD ($)	Mar. 05, 2014 Subsequent event Long-term loan entered into, March 5, 2014 Bank of China CNY	Jan. 14, 2014 Subsequent event Minimum Long-term loan entered into, January 14, 2014 Rural Credit Cooperative Union	Mar. 05, 2014 Subsequent event Minimum Long-term loan entered into, March 5, 2014 Bank of China	Jan. 14, 2014 Subsequent event Maximum Long-term loan entered into, January 14, 2014 Rural Credit Cooperative Union	Jan. 09, 2014 Subsequent event Xiaopengzu IEL USD ($)	Jan. 09, 2014 Subsequent event Xiaopengzu IEL Minimum	Jan. 09, 2014 Subsequent event Xiaopengzu IEL Maximum	Jan. 14, 2014 Subsequent event CPT Wyndham Holdings Ltd. CPT Wyndham Sub Ltd. Ordinary shares USD ($)	Jan. 14, 2014 Subsequent event CPT Wyndham Holdings Ltd. CPT Wyndham Sub Ltd. ADS USD ($)	Mar. 18, 2014 Subsequent event Liyuan USD ($)	Mar. 18, 2014 Subsequent event Liyuan CNY
Subsequent Event
Cash consideration for sale of certain power generating assets			$ 7,151														$ 5,249
Term of sale and leaseback			3 years														5 years
Quarterly lease payment																	311
Implicit interest rate on the lease payments (as a percent)			6.50%														6.72%
Basis spread on variable rate (as a percent)			0.35%														0.32%
Variable rate basis			Benchmark interest rate announced by the People's Bank of China														Benchmark interest rate announced by the People's Bank of China
Term of loan for basis spread on variable rate				1 year	3 years													3 years	5 years
Loan obtained						1,476	9,000	328	2,000	4,100	25,000	13,613	83,000
Interest rate (as a percent)						7.80%	7.80%	7.80%	7.80%	9.00%	9.00%	6.8775%	6.8775%
Premium over benchmark interest rate (as a percent)						1.80%	1.80%	1.80%	1.80%	2.60%	2.60%	0.3275%	0.3275%
Purchase price (in dollars per share)																				$ 1.17	$ 3.51
Benchmark rate used for loans	People's Bank of China	People's Bank of China				People's Bank of China	People's Bank of China	People's Bank of China	People's Bank of China	People's Bank of China	People's Bank of China	People's Bank of China	People's Bank of China
Term of debt														3 years	5 years	5 years
Insurance recovery received on damage of plant from BOC Insurance Sichuan Branch	$ 549																					$ 955	5,822